Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Oct. 31, 2021
Preferred stock, shares authorized	5,000,000	5,000,000			5,000,000
Preferred stock, par value	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized	500,000,000	500,000,000			500,000,000
Common stock, par value	$ 0.001	$ 0.001			$ 0.001
Common stock, shares outstanding	115,160,180	115,160,180			96,310,387
Series A Preferred Stock [Member]
Preferred stock, shares authorized	250,000	250,000			250,000
Preferred stock, shares outstanding	0	0	0	136,059	136,059